26. POST-EMPLOYMENT OBLIGATIONS (Details 10)		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of defined benefit plans [line items]
Real growth in contributions above inflation (1)	[1]	1.00%	1.00%
Pension And Retirement Supplement Plans [Member]
Disclosure of defined benefit plans [line items]
Annual discount rate for present value of the actuarial obligation		6.87%	9.02%	9.48%
Annual expected return on plan assets		6.87%	9.02%	9.48%
Long-term annual inflation rate		3.61%	4.01%	4.00%
Estimated future annual salary increases		3.61%	4.01%	4.00%
General mortality table		AT-2000 M S10% D10%	AT-2000 M S10% D10%	AT-2000 M S10% D10%
Disability table		Not applicable	Not applicable	Not applicable
Disabled mortality table		AT-49 M	AT 49 M	AT 49 M
Health Plan [Member]
Disclosure of defined benefit plans [line items]
Annual discount rate for present value of the actuarial obligation		7.09%	9.60%	9.60%
Annual expected return on plan assets				9.60%
Long-term annual inflation rate		3.61%	4.00%	4.00%
General mortality table		AT-2000 M S10% D20%	AT-2000 M S10% D20%	AT-2000 M S10% D20%
Disability table		Álvaro Vindas D30%	Álvaro Vindas D30%	Álvaro Vindas D30%
Disabled mortality table		MI-85 F	Winklevoss D30%	Winklevoss D30%
Real growth in contributions above inflation (1)	[1]		1.00%
Life Insurance Plan [Member]
Disclosure of defined benefit plans [line items]
Annual discount rate for present value of the actuarial obligation		7.19%	9.57%	9.57%
Annual expected return on plan assets		3.61%	9.16%	9.57%
Long-term annual inflation rate			4.00%	4.00%
Estimated future annual salary increases		4.85%	6.08%	6.08%
General mortality table		AT-2000 M S10% D20%	AT-2000 M S10% D20%	AT-2000 M S10% D20%
Disability table		Álvaro Vindas D30%	Álvaro Vindas D30%	Álvaro Vindas D30%
Disabled mortality table		MI-85 F	Winklevoss D30%	Winklevoss D30%

[1]	Starting in 2018, Company adopted the assumption of real growth of the contributions above inflation at the rate of 1% p.a.